Intangible Assets (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Intangible Assets

11. Intangible Assets

Intangible assets subject to amortization at December 31, 2011 and 2012 are summarized as follows:

	December 31, 2011		December 31, 2012
	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Database	$4,609	$(2,754)	$4,609	$(3,206)
Customer relationships	18,844	(6,476)	18,844	(10,147)
Domain names	—	—	1,460	(10)
Non-compete agreements	1,821	(286)	1,821	(894)
Total	$25,274	$(9,516)	$26,734	$(14,257)

As of December 31, 2012 the carrying value of the Company’s unamortized trade name is $38,800 which was acquired in connection with the OAC Merger (Note 2). As of December 31, 2012, estimated future amortization expense for amortizable intangible assets for the next five years and thereafter was as follows:

Year Ending December 31,
2013	$3,515
2014	2,478
2015	1,645
2016	1,238
2017	1,110
Thereafter	2,491
Total	$12,477

Amortization of intangible assets is included in depreciation and amortization in the Company’s consolidated statements of operations and is comprised of the following:

	2011	2012
Database/IT system	$373	$452
Customer relationships	2,226	3,671
Domain names	—	10
Non-compete agreements	286	608
	$2,885	$4,741